CAPITAL AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Fair Values of Financial Assets/Liabilities
		Level 1	Level 2	Level 3	Total carrying amount	Fair Value
	Note	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2024
Loans and receivables at amortised cost
Trade receivables	17	13,416	-	-	13,416	13,416
Cash and cash equivalents	18	5,167	-	-	5,167	5,167
		18,583	-	-	18,583	18,583

Liabilities at amortised cost
Senior secured term loan	23	-	(72,391)	-	(72,391)	(72,391)
Convertible note	23	-	(15,401)	-	(15,401)	(15,401)
Exchangeable note	23	-	(210)	-	(210)	(210)
Lease liabilities	24	(12,762)	-	-	(12,762)	(12,762)
Trade and other payables (excluding deferred income)	21	(26,585)	-	-	(26,585)	(26,585)
Provisions	22	(2,529)	-	-	(2,529)	(2,529)

		(41,876)	(88,002)	-	(129,878)	(129,878)

Fair value through profit and loss (FVPL)
Derivative liability - warrants	23	-	(1,658)	-	(1,658)	(1,658)
Derivative asset – prepayment option	23	-	166	-	166	166
Equity investments in Novus	13	-	-	2,455	2,455	2,455

		-	(1,492)	2,455	963	963

		(23,293)	(89,494)	2,455	(110,332)	(110,332)
		Level 1	Level 2	Level 3	Total carrying amount	Fair Value
	Note	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2023
Loans and receivables at amortised cost
Trade receivables	17	10,698	-	-	10,698	10,698
Cash and cash equivalents	18	3,691	-	-	3,691	3,691
Finance lease receivable	15, 17	155	-	-	155	155

		14,544	-	-	14,544	14,544

Liabilities at amortised cost
Senior secured term loan	23	-	(40,109)	-	(40,109)	(40,109)
Convertible note	23	-	(14,542)	-	(14,542)	(14,542)
Exchangeable note¹	23	-	(210)	-	(210)	(210)
Lease liabilities	24	(12,566)	-	-	(12,566)	(12,566)
Trade and other payables (excluding deferred income)	21	(12,752)	-	-	(12,752)	(12,752)
Provisions	22	(50)	-	-	(50)	(50)

		(25,368)	(54,861)	-	(80,229)	(80,229)

Fair value through profit and loss (FVPL)
Derivative liability - warrants	23	-	(526)	-	(526)	(526)
Derivative asset – prepayment option	23	-	178	-	178	178

		-	(348)	-	(348)	(348)

		(10,824)	(55,209)	-	(66,033)	(66,033)

Schedule of Interest Rate Risk Effective and Repricing Analysis
As at December 31, 2024	Note	Effective interest rate	Total US$’000	6 mths or less US$’000	6 –12 mths US$’000	1-2 years US$’000	2-5 years US$’000	> 5 years US$’000
Cash and cash equivalents	18	0.00%	5,167	5,167	-	-	-	-
Exchangeable note[1]	23	4.0%	(210)	-	-	-	-	(210)
Senior secured term loan[2]	23	16.3%	(72,391)	-	-	(72,391)	-	-
Convertible note[3]	23	1.5%	(15,401)	-	-	-	(15,401)	-
Lease payable on Right of Use assets	24	5.0%	(12,762)	(1,150)	(1,135)	(1,742)	(4,532)	(4,203)

Total			(95,597)	4,017	(1,135)	(74,133)	(19,933)	(4,413)

As at December 31, 2023	Note	Effective interest rate	Total US$’000	6 mths or less US$’000	6 –12 mths US$’000	1-2 years US$’000	2-5 years US$’000	> 5 years US$’000
Cash and cash equivalents	18	0.00%	3,691	3,691	-	-	-	-
Lease receivable	15,17	4.0%	155	62	39	49	5	-
Exchangeable note[1]	23	4.8%	(210)	-	-	-	-	(210)
Senior secured term loan[2]	23	16.3%	(40,109)	-	-	-	(40,109)	-
Convertible note[3]	23	1.5%	(14,542)	-	-	-	-	(14,542)
Lease payable on Right of Use assets	24	5.0%	(12,566)	(812)	(832)	(1,745)	(4,425)	(4,752)

Total			(63,581)	2,941	(793)	(1,696)	(44,529)	(19,504)

[1] The maturity of the exchangeable notes is based on the contractual maturity date of April 1, 2045.
[2] The senior secured term loan is a variable instrument. In January 2024, the amended term loan agreement reduced the annual rate of interest on the loan by 2.5% to 8.75% plus the greater of (a) Term Secured Overnight Financing Rate or (b) 4.0% per annum, and allows for a further 2.5% reduction in the base rate to 6.25% once the outstanding principal under the term loan falls below US$35 million.  The loan matures in July 2026.
[3] The 7-year convertible note was issued in May 2022 and is a fixed rate instrument which bears a fixed rate of interest of 1.5% per annum.

Schedule of Interest Rate Profile of Financial Assets/Liabilities
	December 31, 2024 US$‘000	December 31, 2023 US$‘000
Variable rate instruments
Cash at bank and in hand	5,167	3,691
Variable rate financial liabilities (senior secured term loan)	(72,391)	(40,109)

	(67,224)	(36,418)

Fixed rate instruments
Fixed rate financial liabilities (exchangeable note)	(210)	(210)
Fixed rate financial liabilities (convertible note)	(15,401)	(14,542)
Fixed rate financial liabilities (lease payables)	(12,762)	(12,566)
Financial assets (lease receivables)	-	155

	(28,373)	(27,163)

Schedule of Liquidity Risk Estimated Interest Payments of Maturities
As at December 31, 2024 US$’000	Carrying amount US$’000	Contractual cash flows US$’000	6 mths or less US$’000	6 mths – 12 mths US$’000	1-2 years US$’000	2-5 years US$’000	>5 years US$’000
Financial liabilities
Trade and other payables (excluding deferred income)	25,286	25,286	25,286	-	-	-	-
Lease payable on Right of Use assets	12,762	15,214	1,454	1,408	2,213	5,487	4,652
Senior secured term loan¹	72,391	81,438	1,703	3,319	76,416	-	-
Convertible note	15,401	21,350	150	150	300	900	19,850
Exchangeable notes	210	380	4	4	8	24	340

	126,050	143,668	28,597	4,881	78,937	6,411	24,842
As at December 31, 2023 US$’000	Carrying amount US$’000	Contractual cash flows US$’000	6 mths or less US$’000	6 mths – 12 mths US$’000	1-2 years US$’000	2-5 years US$’000	>5 years US$’000
Financial liabilities
Trade and other payables (excluding deferred income)	12,752	12,752	12,752	-	-	-	-
Lease payable on Right of Use assets	12,566	15,306	1,107	1,114	2,243	5,442	5,400
Senior secured term loan¹	40,109	56,121	3,461	3,461	6,922	42,277	-
Convertible note	14,542	21,650	150	150	300	900	20,150
Exchangeable notes	210	389	4	4	8	24	349

	80,179	106,218	17,474	4,729	9,473	48,643	25,899

¹ The contractual cash flows of interest on the senior secured term loan is estimated based on the prevailing interest rate at December 31, 2023.

Schedule of Foreign Currency Risk Short Term Financial Assets and Liabilities
	EUR	GBP	SEK	CAD	BRL	Other
As at December 31, 2024	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
Cash	116	50	20	293	373	-
Trade and other receivable	1,009	74	-	294	1,019	-
Trade and other payables	(7,098)	(453)	(12)	(114)	(135)	(1)
Lease liabilities	(6,867)	-	-	-	(171)	-

Total exposure	(12,840)	(329)	8	473	1,086	(1)

	EUR	GBP	SEK	CAD	BRL	Other
As at December 31, 2023	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
Cash	219	15	5	191	854	-
Trade and other receivable	856	100	-	533	1,533	-
Trade and other payables	(3,766)	(100)	(12)	(220)	(704)	(1)
Lease liabilities	(8,349)	-	-	-	(241)	-

Total exposure	(11,040)	15	(7)	504	1,442	(1)

Schedule of Sensitivity Analysis
A 10% strengthening of the US Dollar against the Euro at December 31, 2024 would have increased profit and other equity by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

Profit or Loss US$’000
December 31, 2024
Euro	1,167

December 31, 2023
Euro	1,004

A 10% weakening of the US Dollar against the Euro at December 31, 2024 would have decreased profit and other equity by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

Profit or Loss US$000
December 31, 2024
Euro	(1,427)

December 31, 2023
Euro	(1,227)

Schedule of Maximum Credit Exposure of Financial Assets
	Carrying Value December 31, 2024 US$’000	Carrying Value December 31, 2023 US$’000
Third party trade receivables (Note 17)	13,416	10,698
Finance lease income receivable (Note 17)	-	155
Cash and cash equivalents (Note 18)	5,167	3,691

	18,583	14,544

Schedule of Exposure of Trade Receivables by Geographic Location
	Carrying Value December 31, 2024 US$’000	Carrying Value December 31, 2023 US$’000
United States	4,185	4,041
Euro-zone countries	742	851
United Kingdom	741	126
Other regions	7,748	5,835

	13,416	10,853

Schedule of Exposure of Trade Receivables by Customer
	Carrying Value December 31, 2024 US$’000	Carrying Value December 31, 2023 US$’000
End-user customers	3,828	5,029
Distributors	8,236	5,399
Non-governmental organisations	1,352	425

	13,416	10,853

Schedule of Ageing of Trade Receivables
	Gross	Impairment	Expected Credit Loss Rate	Gross	Impairment	Expected Credit Loss Rate
	2024	2024	2024	2023	2023	2023
	US$’000	US$’000%		US$’000	US$’000%
Not past due	9,363	-	-	8,031	-	-
Past due 0-30 days	1,455	-	-	1,534	-	-
Past due 31-120 days	1,753	31	1.8%	856	22	2.6%
Greater than 120 days	3,131	2,255	72.0%	2,601	2,302	88.5%

	15,702	2,286	-	13,022	2,324	-

Schedule of Movement in Allowance for Impairment of Trade Receivables
	2024	2023
	US$’000	US$’000
Balance at January 1	2,324	2,691
Charged to costs and expenses	225	715
Amounts written off during the year	(263)	(977)
Eliminated on disposal of business	-	(105)

Balance at December 31	2,286	2,324